Income Tax (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Gross deferred tax assets	$ 582,000	$ 430,000
Deferred tax assets valuation allowance	536,000	380,000
Change in the valuation allowance	156,000
Gross net operating loss carryforwards	$ 1,236,000	$ 749,000
Net operating loss carryforwards expiration description	Which begin to expire after 2036 through 2039
Ownership percentage	50.00%